Goodwill and Other Intangible Assets (Notes)	12 Months Ended
Sep. 30, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS
6.    GOODWILL AND OTHER INTANGIBLE ASSETS

Effective October 1, 2015, the Company reorganized the reportable segments within its Building Efficiency business to align with its new management reporting structure and business activities. Historical information has been revised to reflect the new Building Efficiency reportable segments. Refer to Note 19, "Segment Information," of the notes to consolidated financial statements for further information.

The changes in the carrying amount of goodwill in each of the Company’s reporting segments for the fiscal years ended September 30, 2015 and 2014 were as follows (in millions):

	September 30, 2013	Business Acquisitions	Business Divestitures	Impairments	Currency Translation and Other	September 30, 2014
Building Efficiency
Systems and Service North America	$983	$—	$—	$—	$(1)	$982
Products North America	855	837	—	—	(4)	1,688
Global Workplace Solutions	257	—	(253)	—	(4)	—
Asia	388	34	—	—	(8)	414
Rest of World	393	—	—	(47)	(1)	345
Automotive Experience
Seating	2,659	2	—	—	(105)	2,556
Interiors	—	—	(12)	—	12	—
Power Solutions	1,054	106	—	—	(18)	1,142
Total	$6,589	$979	$(265)	$(47)	$(129)	$7,127

	September 30, 2014	Business Acquisitions	Business Divestitures	Impairments	Currency Translation and Other	September 30, 2015
Building Efficiency
Systems and Service North America	$982	$—	$(2)	$—	$(2)	$978
Products North America	1,688	34	(14)	—	(7)	1,701
Asia	414	—	—	—	(25)	389
Rest of World	345	—	—	—	(35)	310
Automotive Experience
Seating	2,556	—	(4)	—	(188)	2,364
Interiors	—	9	(9)	—	—	—
Power Solutions	1,142	—	—	—	(60)	1,082
Total	$7,127	$43	$(29)	$—	$(317)	$6,824

The fiscal 2014 GWS business divestitures amount includes $253 million of goodwill transferred to assets held for sale on the consolidated statements of financial position. The fiscal 2014 Automotive Experience Interiors business divestitures amount includes $12 million of goodwill transferred to noncurrent assets held for sale on the consolidated statements of financial position. Refer to Note 3, "Discontinued Operations," of the notes to consolidated financial statements for further information regarding the Company's assets and liabilities held for sale.

During fiscal 2014, as a result of operating results, restructuring actions and expected future profitability, the Company's forecasted cash flow estimates used in the goodwill assessment were negatively impacted as of September 30, 2014 for the Building Efficiency Rest of World - Latin America reporting unit. As a result, the Company concluded that the carrying value of the Building Efficiency Rest of World - Latin America reporting unit exceeded its fair value as of September 30, 2014. The Company recorded a goodwill impairment charge of $47 million in the fourth quarter of fiscal 2014, which was determined by comparing the carrying value of the reporting unit's goodwill with the implied fair value of goodwill for the reporting unit. The Building Efficiency Rest of World - Latin America reporting unit has no remaining goodwill at September 30, 2015 and 2014.

During fiscal 2013, based on a combination of factors, including the operating results of the Automotive Experience Interiors business, restrictions on future capital and restructuring funding, and the Company's announced intention to explore strategic options related to this business, the Company's forecasted cash flow estimates used in the goodwill assessment were negatively impacted as of September 30, 2013. As a result, the Company concluded that the carrying value of the Interiors reporting unit exceeded its fair value as of September 30, 2013. The Company recorded a goodwill impairment charge of $430 million in the fourth quarter of fiscal 2013, which was determined by comparing the carrying value of the reporting unit's goodwill with the implied fair value of goodwill for the reporting unit. This is the only accumulated goodwill impairment charge recorded by the Company as of September 30, 2013.

The assumptions included in the impairment tests require judgment, and changes to these inputs could impact the results of the calculations. Other than management's projections of future cash flows, the primary assumptions used in the impairment tests were the weighted-average cost of capital and long-term growth rates. Although the Company's cash flow forecasts are based on assumptions that are considered reasonable by management and consistent with the plans and estimates management is using to operate the underlying businesses, there are significant judgments in determining the expected future cash flows attributable to a reporting unit. The impairment charges are non-cash expenses recorded within restructuring and impairment costs on the consolidated statements of income and did not adversely affect the Company's debt position, cash flow, liquidity or compliance with financial covenants.

The Company’s other intangible assets, primarily from business acquisitions valued based on independent appraisals, consisted of (in millions):

	September 30, 2015			September 30, 2014
	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Amortized intangible assets
Patented technology	$80	$(59)	$21	$86	$(56)	$30
Customer relationships	975	(206)	769	1,017	(161)	856
Miscellaneous	307	(123)	184	312	(106)	206
Total amortized intangible assets	1,362	(388)	974	1,415	(323)	1,092
Unamortized intangible assets
Trademarks/trade names	542	—	542	547	—	547
Total intangible assets	$1,904	$(388)	$1,516	$1,962	$(323)	$1,639

Amortization of other intangible assets for the fiscal years ended September 30, 2015, 2014 and 2013 was $92 million, $86 million and $75 million, respectively. Excluding the impact of any future acquisitions, the Company anticipates amortization for fiscal 2016, 2017, 2018, 2019 and 2020 will be approximately $89 million, $86 million, $84 million, $78 million and $67 million, respectively.